Leases (Details) - Schedule of Other Information Related to Leases ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Leases (Details) - Schedule of Other Information Related to Leases [Line Items]
Cash paid for amounts included in the measurement of lease liabilities	₨ 310	$ 4.1	₨ 331
Weighted average remaining lease term	30 years	30 years	30 years
Incremental borrowing rate	10.00%	10.00%	10.00%